Fees and Expenses	Sep. 30, 2025 USD ($)
BNY Mellon International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 13 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon International Equity Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon International Equity Fund		A	C	I	Y
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	[1]	0.30%	0.38%	0.26%	0.18%
Other Expenses (as a percentage of Assets):		0.55%	0.63%	0.26%	0.18%
Expenses (as a percentage of Assets)		1.30%	2.13%	1.01%	0.93%
Fee Waiver or Reimbursement	[2]	(0.26%)	(0.34%)	(0.22%)	(0.14%)
Net Expenses (as a percentage of Assets)		1.04%	1.79%	0.79%	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination		January 30, 2027	January 30, 2027	January 30, 2027	January 30, 2027
[1]	Includes .02% of interest expense and commitment fees from borrowings.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until January 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77%. On or after January 30, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon International Equity Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 675	$ 282	$ 81	$ 81
Expense Example, with Redemption, 3 Years	939	634	300	282
Expense Example, with Redemption, 5 Years	1,223	1,113	536	501
Expense Example, with Redemption, 10 Years	$ 2,031	$ 2,435	$ 1,216	$ 1,130

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon International Equity Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 675	$ 182	$ 81	$ 81
Expense Example, No Redemption, 3 Years	939	634	300	282
Expense Example, No Redemption, 5 Years	1,223	1,113	536	501
Expense Example, No Redemption, 10 Years	$ 2,031	$ 2,435	$ 1,216	$ 1,130

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 230.46% of the average value of its portfolio.

Portfolio Turnover, Rate	230.46%
BNY Mellon International Equity Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Small Cap Value Fund	A		C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Small Cap Value Fund		A	C	I	Y
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	[1]	0.51%	0.61%	0.44%	0.39%
Other Expenses (as a percentage of Assets):		0.76%	0.86%	0.44%	0.39%
Expenses (as a percentage of Assets)	[2]	1.56%	2.41%	1.24%	1.19%
Fee Waiver or Reimbursement	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		1.41%	2.26%	1.09%	1.04%
[1]	Includes ..03% of interest expense and commitment fees from borrowings.
[2]	"Other expenses," "Total annual fund operating expenses" and "Total annual fund operating expenses (after fee waiver)" have been restated to reflect the termination of the fund's fund accounting and administrative services agreement and the fee payable thereunder.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .15% of the value of the fund's average daily net assets until February 28, 2027. On or after February 28, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first of the three-, five- and ten-years examples are based on net operating expenses, which reflect the management fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Small Cap Value Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 710	$ 329	$ 111	$ 106
Expense Example, with Redemption, 3 Years	1,025	737	379	363
Expense Example, with Redemption, 5 Years	1,363	1,272	667	640
Expense Example, with Redemption, 10 Years	$ 2,313	$ 2,735	$ 1,487	$ 1,430

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Small Cap Value Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 710	$ 229	$ 111	$ 106
Expense Example, No Redemption, 3 Years	1,025	737	379	363
Expense Example, No Redemption, 5 Years	1,363	1,272	667	640
Expense Example, No Redemption, 10 Years	$ 2,313	$ 2,735	$ 1,487	$ 1,430

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58.55% of the average value of its portfolio.

Portfolio Turnover, Rate	58.55%
BNY Mellon Small Cap Value Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Small/Mid Cap Growth Fund	A		C	I	Y	Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Small/Mid Cap Growth Fund	A	C	I	Y	Z
Management Fees (as a percentage of Assets)	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.15%
Component1 Other Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%	0.00%
Component3 Other Expenses	0.14%	0.23%	0.16%	0.06%	0.10%
Other Expenses (as a percentage of Assets):	0.42%	0.51%	0.19%	0.09%	0.13%
Expenses (as a percentage of Assets)	1.02%	1.86%	0.79%	0.69%	0.88%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Small/Mid Cap Growth Fund - USD ($)	A	C	I	Y	Z
Expense Example, with Redemption, 1 Year	$ 673	$ 289	$ 81	$ 70	$ 90
Expense Example, with Redemption, 3 Years	881	585	252	221	281
Expense Example, with Redemption, 5 Years	1,106	1,006	439	384	488
Expense Example, with Redemption, 10 Years	$ 1,751	$ 2,180	$ 978	$ 859	$ 1,084

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Small/Mid Cap Growth Fund - USD ($)	A	C	I	Y	Z
Expense Example, No Redemption, 1 Year	$ 673	$ 189	$ 81	$ 70	$ 90
Expense Example, No Redemption, 3 Years	881	585	252	221	281
Expense Example, No Redemption, 5 Years	1,106	1,006	439	384	488
Expense Example, No Redemption, 10 Years	$ 1,751	$ 2,180	$ 978	$ 859	$ 1,084

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131.25% of the average value of its portfolio.

Portfolio Turnover, Rate	131.25%
BNY Mellon Small/Mid Cap Growth Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.